23. Related Parties (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related Parties Details Abstract
Short-term employee benefits	$ 0	$ 331,883
Post-employment benefits	0	16,904
Key management personnel compensation	0	$ 348,787
RentExpense	$ 650